Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Derivative financial instruments, current assets	$ 6,222	$ 2,199
Derivative financial instruments, non-current assets	8,966	16,012
Total	15,188	18,211
Derivative financial instruments, current liability	2,091	1,815
Derivative financial instruments, non-current liability	10,001
Total	12,092	1,815
Financial assets designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Total		4,553
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Total	15,188	11,535
Financial assets carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Total		2,123
Financial liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Total	1,429	605
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Total	9,196	$ 1,210
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Total	$ 1,467